Significant Accounting Policies (Details 1) $ in Thousands	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Abstract]
Total future minimum lease payments for non-cancellable leases of Therapix as per IAS 17 according to the financial statements as of December 31, 2018 (see Note 2.c3)	$ 258
Total undiscounted lease liabilities as per IFRS 16	258
Effect of discount of future lease payments at the Company's incremental interest rate on initial date of application	(65)
Total lease liabilities resulting from initial application of IFRS 16 at January 1, 2019	$ 193